Employee benefits - Summary of Defined Benefit Obligation and Plan Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset)
Defined benefit obligations as of January 1,	€ 10,412
Defined benefit obligation as of December 31,	14,129	€ 10,412
Changes in fair value measurement, assets [abstract]
Fair value of plan assets as of January 1,	10,215
Fair value of plan assets as of December 31,	13,086	10,215
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset)
Defined benefit obligations as of January 1,	10,412	11,456
Interest expense on defined benefit obligation	280	44
Current service cost	558	726
Contributions by plan participants	490	369
Benefits (paid) / deposited	904	56
Administration cost (excl. cost for managing plan assets)	6	6
Actuarial loss (gain) on defined benefit obligation	967	(2,855)
Exchange rate loss	512	610
Defined benefit obligation as of December 31,	14,129	10,412
Changes in fair value measurement, assets [abstract]
Interest income on plan assets	280	44
Contributions by plan participants	490	369
Benefits deposited (paid)	904	56
Exchange rate loss	512	610
Plan assets
Disclosure of net defined benefit liability (asset)
Interest expense on defined benefit obligation	275	31
Contributions by the employer	628	452
Contributions by plan participants	490	369
Benefits (paid) / deposited	909	(53)
Exchange rate loss	509	522
Others		204
Return on plan assets excl. interest income	(182)	(596)
Adjustment to asset ceiling	242	(79)
Changes in fair value measurement, assets [abstract]
Fair value of plan assets as of January 1,	10,215	9,365
Interest income on plan assets	275	31
Contributions by the employer	628	452
Contributions by plan participants	490	369
Benefits deposited (paid)	909	(53)
Others		204
Return on plan assets excl. interest income	(182)	(596)
Exchange rate loss	509	522
Adjustment to asset ceiling	242	(79)
Fair value of plan assets as of December 31,	€ 13,086	€ 10,215